Financial Instruments - Fair Value of Company's Publicly Traded Debt (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	$ 131,348	$ 139,248	$ 91,864
Level 1 [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	131,348	139,248
Fair value	$ 136,147	$ 140,284